February 2, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
ATTN: Ms. Linda Stirling
Document Control - EDGAR
Washington, D.C. 20549-1004

RE:      AXP Discovery Series, Inc.
             AXP Core Bond Fund
             AXP Income Opportunities Fund
             AXP Limited Duration Bond Fund
         File No. 2-72174/811-3178

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on January 27, 2004.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at 612-671-4993 or me at 612-671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation